Accrued Liabilities and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll-related accruals	$ 16,657	$ 14,305
Value-added and other tax	1,805	1,553
Purchasing accruals	3,593	3,183
Accrued royalties	1,938	1,130
Accrued other liabilities	6,951	1,805
Total accrued liabilities and other	$ 30,944	$ 21,976